Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Summary of Investment Income

	For the Twelve Months Ended
	December 31, 2023	December 31, 2022	December 31, 2021
	($ in millions)
Fixed income securities — Available for sale	$115.7	$95.6	$87.2
Fixed income securities — Trading	98.9	57.0	30.2
Short-term investments — Available for sale	5.3	0.6	0.1
Short-term investments — Trading	0.3	0.1	—
Fixed term deposits (included in cash and cash equivalents)	39.9	6.6	0.7
Catastrophe bonds — Trading	0.2	0.3	0.9
Privately-held investments — Available for sale	0.1	—	—
Privately-held investments — Trading	44.7	24.3	18.2
Other investments, at fair value (1)	(17.8)	13.9	21.9
Total	287.3	198.4	159.2
Investment expenses	(11.6)	(10.3)	(11.7)
Net investment income	$275.7	$188.1	$147.5
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(1)Other investments primarily represent the Company’s investments in investment funds. The amount reported represents the change in fair value of the investments in the period.
Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments

	For the Twelve Months Ended
	December 31, 2023	December 31, 2022	December 31, 2021
	($ in millions)
Available for sale:
Fixed income securities — gross realized gains	$1.6	$2.9	$22.7
Fixed income securities — gross realized (losses)	(41.5)	(58.4)	(3.6)
Short-term investments — gross realized gains	0.6	1.0	2.0
Short-term investments — gross realized (losses)	(0.9)	(0.5)	(0.8)
Net change in expected credit gains/(losses)	4.8	(5.0)	(2.5)
Trading:
Fixed income securities — gross realized gains	1.0	0.2	12.2
Fixed income securities — gross realized (losses)	(3.5)	(1.8)	(2.0)
Short-term investments — gross realized gains	0.1	—	0.1
Short-term investments — gross realized (losses)	(0.3)	—	(0.3)
Privately-held investments — gross realized gains	0.8	0.7	0.6
Privately-held investments — gross realized (losses)	—	(0.1)	(13.8)
Privately-held investments — net unrealized (losses)/gains	(15.2)	(2.5)	18.1
Catastrophe bonds — net unrealized gains/(losses)	0.1	0.2	(0.8)
Fixed income securities — net unrealized gains/(losses)	65.9	(113.9)	(23.4)

Investments — equity method:
Gross realized and unrealized gains in MVI	0.2	—	0.1
Gross unrealized gains/(losses) in Multi-Line Reinsurer	0.8	(0.4)	0.2
Total net realized and unrealized investment gains/(losses) recorded in the consolidated statement of operations	$14.5	$(177.6)	$8.8

Change in available for sale net unrealized gains/(losses):
Available for sale investments	$126.2	$(391.7)	$(157.6)
Income tax (expense)/benefit	(20.6)	23.9	(0.3)
Total change in net unrealized gains/(losses), net of taxes recorded in other comprehensive income	$105.6	$(367.8)	$(157.9)

Cost or Amortized Cost, Unrealized and Realized Gains and Losses and Estimated Fair Value of Available for Sale Investments

	As at December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses (1)	Fair Market Value
	($ in millions)
Fixed Income Securities — Available for sale
U.S. government	$1,224.9	$4.4	$(26.7)	$—	$1,202.6
U.S. agency	7.5	—	(0.3)	—	7.2
Municipal	133.6	—	(5.0)	(0.5)	128.1
Corporate	2,051.1	12.1	(101.5)	(2.4)	1,959.3
Non-U.S. government-backed corporate	106.5	0.1	(5.9)	—	100.7
Non-U.S. government	279.9	0.6	(6.7)	—	273.8
Agency commercial mortgage-backed	6.6	—	(0.8)	—	5.8
Agency residential mortgage-backed	519.9	0.1	(74.9)	—	445.1
Total fixed income securities — Available for sale	4,330.0	17.3	(221.8)	(2.9)	4,122.6
Short-term investments — Available for sale	93.6	—	—	—	93.6
Privately-held investments — Available for sale
Asset-backed securities	14.7	0.2	—	—	14.9
Total Investments — Available for sale	$4,438.3	$17.5	$(221.8)	$(2.9)	$4,231.1
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(1)For more information on the allowance for expected credit losses, refer to Note 25, “Allowance for Expected Credit Losses”.

	As at December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Available for sale
U.S. government	$1,003.7	$—	$(50.7)	$—	$953.0
U.S. agency	9.2	—	(0.4)	—	8.8
Municipal	159.9	—	(9.4)	(1.0)	149.5
Corporate	2,016.9	3.5	(169.1)	(6.3)	1,845.0
Non-U.S. government-backed corporate	119.4	—	(8.8)	(0.2)	110.4
Non-U.S. government	225.2	0.1	(11.5)	(0.2)	213.6
Non-agency commercial mortgage-backed	6.6	—	(1.0)	—	5.6
Agency mortgage-backed	590.4	—	(87.7)	—	502.7
Total fixed income securities — Available for sale	4,131.3	3.6	(338.6)	(7.7)	3,788.6
Short-term investments — Available for sale	52.4	—	(0.4)	—	52.0
Total Investments — Available for sale	$4,183.7	$3.6	$(339.0)	$(7.7)	$3,840.6

Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Trading Investments in Fixed Income Maturities

	As at December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$248.7	$0.5	$(3.7)	$245.5
Municipal	3.3	—	(0.2)	3.1
Corporate	178.8	0.7	(8.0)	171.5
High yield loans	90.8	1.3	—	92.1
Non-U.S. government-backed corporate	8.6	—	(0.3)	8.3
Non-U.S. government	35.8	0.1	(1.1)	34.8
Asset-backed	936.0	2.1	(29.9)	908.2
Agency mortgage-backed	25.0	—	(2.8)	22.2
Total fixed income securities — Trading	1,527.0	4.7	(46.0)	1,485.7
Short-term investments — Trading	2.1	—	—	2.1
Catastrophe bonds — Trading	1.6	—	—	1.6
Privately-held investments — Trading
Commercial mortgage loans	293.2	1.0	(19.3)	274.9
Middle market loans and other private debt	85.9	—	(1.1)	84.8
Asset-backed securities	83.1	0.4	(0.6)	82.9
Global corporate securities	14.7	—	(0.3)	14.4
Short-term investments	18.0	—	—	18.0
Total privately-held investments — Trading	494.9	1.4	(21.3)	475.0
Total Investments — Trading	$2,025.6	$6.1	$(67.3)	$1,964.4

	As at December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$267.9	$—	$(6.3)	$261.6
Municipal	3.9	—	(0.3)	3.6
Corporate	175.3	0.3	(13.5)	162.1
High yield loans	90.2	0.2	(2.1)	88.3
Non-U.S. government-backed corporate	12.2	—	(0.6)	11.6
Non-U.S. government	32.2	—	(1.8)	30.4
Asset-backed	970.3	0.2	(74.0)	896.5
Agency mortgage-backed	24.7	—	(3.3)	21.4
Total fixed income securities — Trading	1,576.7	0.7	(101.9)	1,475.5
Short-term investments — Trading	6.3	—	—	6.3
Catastrophe bonds — Trading	5.1	—	(2.2)	2.9
Privately-held investments — Trading
Commercial mortgage loans	312.6	0.6	(1.1)	312.1
Middle market loans and other private debt	109.0	—	(2.1)	106.9
Asset-backed securities	68.8	—	(2.0)	66.8
Global corporate securities	15.1	—	(0.1)	15.0
Equity securities	6.6	—	—	6.6
Short-term investments	25.6	—	—	25.6
Total privately-held investments — Trading	537.7	0.6	(5.3)	533.0
Total Investments — Trading	$2,125.8	$1.3	$(109.4)	$2,017.7

Schedule of Commercial Mortgage and Middle Market Loans